Inventory - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventory [Abstract]
Goods in transit	$ 721	$ 510
Finished goods	3,948	3,542
Total	$ 4,669	$ 4,052